Oct. 30, 2015
Retail | Retirement Government Money Market Portfolio
Supplement to the
Retirement Government Money Market Portfolio
October 30, 2015
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading Principal Investment Strategies on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.